NONCONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (173,820)
Net loss attributable to noncontrolling interest	(7,048)	$ (4,146)	$ (153,742)
Noncontrolling interest at the end of the year	$ (6,905)	$ (173,820)
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%	49.00%	49.00%
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (173,820)	$ (178,806)
Net loss attributable to noncontrolling interest	(7,048)	(4,146)
Deconsolidated noncontrolling interest	173,820
Foreign currency translation adjustment attributable to noncontrolling interest	143	9,132
Noncontrolling interest at the end of the year	$ (6,905)	$ (173,820)	$ (178,806)